CONSOLIDATED INCOME STATEMENTS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net sales	R$ 88,242.5	R$ 89,452.7	R$ 79,736.9
Cost of sales	(42,864.1)	(43,615.1)	(39,291.6)
Gross profit	45,378.4	45,837.6	40,445.3
Distribution expenses	(10,928.9)	(11,557.1)	(10,750.6)
Commercial expenses	(8,348.1)	(8,634.2)	(7,412.5)
Administrative expenses	(5,862.9)	(6,201.1)	(5,273.7)
Other operating income/(expenses)	2,435.9	2,457.3	2,028.9
Exceptional items	643.3	(100.8)	(206.4)
Income from operations	23,317.7	21,801.7	18,831.0
Finance income	2,216.6	2,423.7	2,085.6
Finance expenses	(4,410.7)	(4,028.4)	(4,918.9)
Other net financial results	(1,807.7)	(713.6)	(776.5)
Net financial results	(4,001.8)	(2,318.3)	(3,609.8)
Share of results of associates and joint ventures	105.8	3.9	(185.3)
Income before income tax	19,421.7	19,487.3	15,035.9
Income tax expenses	(3,433.3)	(4,640.4)	(75.5)
Net income	15,988.4	14,846.9	14,960.4
Attributable to:
Equity holders of Ambev	15,503.4	14,437.2	14,501.9
Non-controlling interest	485.0	409.7	458.5
Net income	R$ 15,988.4	R$ 14,846.9	R$ 14,960.4
Basic earnings per share – common – R$	R$ 0.9927	R$ 0.9176	R$ 0.9211
Diluted earnings per share – common – R$	R$ 0.9885	R$ 0.9129	R$ 0.9156